Income Taxes	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Income Taxes
Income Taxes
Note 5 – Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  The Company has incurred tax net operating losses of approximately $17,997,000 which commence expiring in 2023 if not previously utilized. In accordance with GAAP, the Company is required to compute tax asset benefits for net operating loss carryforwards. The potential benefit of net operating loss carryforwards has been offset by a valuation allowance in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

The valuations of the tax loss carryforward and the valuation allowance thereon were as follows:

	February 29, 2012	August 31, 2011
Net operating loss carryforward benefit	$6,119,113		$5,558,982
Stock-based compensation expense	86,550		25,422
Loss from discontinued operations	544,411		544,411
Total deferred tax asset	6,750,094		6,128,815
Less: Valuation allowance	(6,750,094)		(6,128,815)
Net deferred tax asset	$-	$	-.

A reconciliation between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Six Months Ended	Year Ended
	February 29, 2012	August 31, 2011
Provision for taxes (benefit) at U.S. statutory rate	$(621,279)	$(4,955,065)
Increase in deferred tax asset valuation allowance	621,279	4,955,065 .
Effective taxes	$-	$-
Effective tax rate	0%	0%

At February 29, 2012, the Company had approximately $17,997,000 of federal net operating loss carryforwards for tax reporting purposes available to offset future taxable income.  The federal net operating loss carryforwards expire on various dates from 2023 through 2031. Under the Tax Reform Act of 1986, the amounts of and benefits from net operating losses carried forward may be impaired or limited in certain circumstances.  Events which may cause limitations in the amount of net operating losses the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50 percent over a three-year period.

The Company has determined that an ownership change has occurred.  Because of ownership change, utilization of the net operating loss carryforwards may be subject to an annual limitation under Section 382 of the Internal Revenue Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization.  Further, until a study is completed and any limitations known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefit will not impact its effective tax rate.  Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.

Note 5 – Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  The Company has incurred tax net operating losses of approximately $16,350,000 which commence expiring in 2023 if not previously utilized. In accordance with GAAP, the Company is required to compute tax asset benefits for net operating loss carry-forwards.

 The potential benefit of net operating losses has been offset by a valuation allowance in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. The valuation of the tax loss carryforward and the valuation allowance thereon were as follows:

	August 31, 2011	August 31, 2010
Net operating loss carry forward benefit	$5,558,982	$510,339
Stock-based compensation expense	25,422	-
Loss from discontinued operations	544,411	663,411
Total deferred tax asset	6,128,815	1,173,750
Less: Valuation allowance	(6,128,815)	(1,173,750)
Net deferred tax asset	$-	$-

A reconciliation between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Year ended
	August 31, 2011	August 31, 2010

Provision for taxes (benefit) at U.S. statutory rate	$(4,955,065)	(787,168)
Increase in deferred tax asset valuation allowance	4,955,065	787,168
Effective taxes	$-	$-
Effective tax rate	$0%	$0%

At August 31, 2011, the Company had approximately $16,350,000 of federal net operating loss carryforwards for tax reporting purposes available to offset future taxable income.  The federal net operating loss carryforwards expire on various dates through 2031. Under the Tax Reform Act of 1986, the amounts of and benefits from net operating losses carried forward may be impaired or limited in certain circumstances.  Events which may cause limitations in the amount of net operating losses the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50 percent over a three-year period.

The Company has determined that an ownership change has occurred.  Because of ownership change, utilization of the net operating loss carryforwards may be subject to an annual limitation under Section 382 of the Internal Revenue Code, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization.  Further, until a study is completed and any limitations known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefit will not impact its effective tax rate.  Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.